                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03165

Active Assets Government Securities Trust
               (Exact name of registrant as specified in charter)

 1221 Avenue of the Americas, New York, New York 10020
     (Address of principal executive offices)                 (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: June 30, 2004

Date of reporting period: June 30, 2004

Item 1 - Report to Shareholders

WELCOME, SHAREHOLDER:

IN THIS REPORT, YOU'LL LEARN ABOUT HOW YOUR INVESTMENT IN ACTIVE ASSETS GOVERNMENT SECURITIES TRUST PERFORMED DURING THE ANNUAL PERIOD. WE WILL PROVIDE AN OVERVIEW OF THE MARKET CONDITIONS, AND DISCUSS SOME OF THE FACTORS THAT AFFECTED PERFORMANCE DURING THE REPORTING PERIOD. IN ADDITION, THIS REPORT INCLUDES THE FUND'S FINANCIAL STATEMENTS AND A LIST OF FUND INVESTMENTS.


THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED. MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

FUND REPORT

FOR THE YEAR ENDED JUNE 30, 2004

MARKET CONDITIONS

The Federal Open Market Committee (the "Fed") maintained its target rate for federal funds at 1.00 percent, a 45-year low, for the entire fiscal period of this report. However, on June 30, 2004, it raised that target to 1.25 percent, the first increase in more than four years. This increase came on the heels of a string of positive employment reports as well as rising costs for commodities. The level of forward interest rates at the end of the review period indicated a widespread expectation by investors that the Fed would continue to raise interest rates by at least one percentage point. While it is impossible to predict with any certainty, such a sustained increase in rates would provide money market investors an opportunity to invest in securities with more attractive yields than have been available for some time.

PERFORMANCE ANALYSIS

As of June 30, 2004, Active Assets Government Securities Trust had net assets of more than $1.08 billion and an average portfolio maturity of 42 days. For the 12-month period ended June 30, 2004, the Fund returned 0.50 percent. For the seven-day period ended June 30, 2004, the Fund provided an effective annualized yield and a current yield both of 0.55 percent, while its 30-day moving average yield for June was 0.52 percent. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Our strategy in managing the Fund remained consistent with the Fund's long-term focus on maintaining preservation of capital and liquidity. We adhered to a conservative approach in managing the Fund that emphasized purchasing high-quality government obligations and avoided the use of derivatives or structured notes that might fluctuate excessively with changing interest rates.

PORTFOLIO COMPOSITION

U.S. Government Agencies                    86.7%
U.S. Government Obligations                  6.9
Repurchase Agreement                         4.1
Floating Rate Note                           2.3

MATURITY SCHEDULE

  1-30 Days                                 50.1%
 31-60 Days                                 28.2
 61-90 Days                                 12.0
 91-120 Days                                 7.4
121+_Days                                    2.3

DATA AS OF JUNE 30, 2004. SUBJECT TO CHANGE DAILY. ALL PERCENTAGES FOR PORTFOLIO COMPOSITION AND MATURITY SCHEDULE ARE AS A PERCENTAGE OF TOTAL INVESTMENTS. PROVIDED FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE DEEMED A RECOMMENDATION TO BUY OR SELL THE SECURITIES MENTIONED. MORGAN STANLEY IS A FULL-SERVICE SECURITIES FIRM ENGAGED IN SECURITIES TRADING AND BROKERAGE ACTIVITIES, INVESTMENT BANKING, RESEARCH AND ANALYSIS, FINANCING AND FINANCIAL ADVISORY SERVICES.

INVESTMENT STRATEGY

THE FUND INVESTS IN HIGH QUALITY, SHORT-TERM U.S. GOVERNMENT DEBT OBLIGATIONS. IN SELECTING INVESTMENTS, THE "INVESTMENT MANAGER," MORGAN STANLEY INVESTMENT ADVISORS INC., SEEKS TO MAINTAIN THE FUND'S SHARE PRICE AT $1.00. THE SHARE PRICE REMAINING STABLE AT $1.00 MEANS THAT THE FUND WOULD PRESERVE THE PRINCIPAL VALUE OF YOUR INVESTMENT.

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

ANNUAL HOUSEHOLDING NOTICE

TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS, INCLUDING SHAREHOLDER REPORTS, PROSPECTUSES AND PROXY MATERIALS, TO INVESTORS WITH THE SAME LAST NAME WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING (800) 350-6414, 8:00 A.M. TO 8:00 P.M., ET. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.

ACTIVE ASSETS GOVERNMENT SECURITIES TRUST
PORTFOLIO OF INVESTMENTS - JUNE 30, 2004

                                                                            ANNUALIZED
PRINCIPAL                                                                     YIELD
AMOUNT IN                                                                   ON DATE OF
THOUSANDS     DESCRIPTION AND MATURITY DATES                                 PURCHASE           VALUE
----------------------------------------------------------------------------------------------------------
              U.S. GOVERNMENT AGENCIES (86.8%)
$  560,753    Federal Home Loan Banks
               07/07/04 - 10/27/04                                          1.01 - 1.27%   $   560,052,671
   175,000    Federal National Mortgage Assoc.
               07/21/04 - 10/27/04                                          1.04 - 1.57        174,720,508
   205,000    Freddie Mac
               07/13/04 - 09/14/04                                          1.04 - 1.45        204,738,283
                                                                                           ---------------
              TOTAL U.S. GOVERNMENT AGENCIES
               (COST $939,511,462)                                                             939,511,462
                                                                                           ---------------
              U.S. GOVERNMENT OBLIGATIONS (6.9%)
    75,000    U.S. Treasury Bills
               07/29/04 - 12/02/04
               (COST $74,810,125)                                           1.06 - 1.40         74,810,125
                                                                                           ---------------
              REPURCHASE AGREEMENT (4.1%)
    44,500    Goldman, Sachs & Co.
               due 07/01/04 (dated 06/30/04; proceeds $44,501,916)(a)
               (COST $44,500,000)                                                  1.55         44,500,000
                                                                                           ---------------
              FLOATING RATE NOTE (2.3%)
    25,000    Federal Farm Credit Banks
               07/21/04*
               (COST $24,995,972)                                                  1.18+        24,995,972
                                                                                           ---------------
              TOTAL INVESTMENTS
               (COST $1,083,817,559)(b)                                           100.1%     1,083,817,559
              LIABILITIES IN EXCESS OF OTHER ASSETS                                (0.1)          (616,759)
                                                                                  -----    ---------------

              NET ASSETS                                                          100.0%   $ 1,083,200,800
                                                                                  =====    ===============

----------
*    DATE OF NEXT INTEREST RATE RESET.
+    RATE SHOWN IS THE RATE IN EFFECT AT JUNE 30, 2004.
(a) COLLATERALIZED BY FEDERAL NATIONAL MORTGAGE ASSOC. 4.50% - 7.00% DUE 05/01/19 - 06/01/34 VALUED AT $45,390,000.
(b)  COST IS THE SAME FOR FEDERAL INCOME TAX PURPOSES.

                        SEE NOTES TO FINANCIAL STATEMENTS

ACTIVE ASSETS GOVERNMENT SECURITIES TRUST
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2004

ASSETS:
Investments in securities, at value (cost $1,083,817,559)                                $  1,083,817,559
Cash                                                                                                5,788
Interest receivable                                                                                10,110
Prepaid expenses and other assets                                                                  43,203
                                                                                         ----------------

        TOTAL ASSETS                                                                        1,083,876,660
                                                                                         ----------------

LIABILITIES:
Payable for:
    Investment management fee                                                                     452,755
    Distribution fee                                                                              103,598
Accrued expenses and other payables                                                               119,507
                                                                                         ----------------

        TOTAL LIABILITIES                                                                         675,860
                                                                                         ----------------

        NET ASSETS                                                                       $  1,083,200,800
                                                                                         ================
COMPOSITION OF NET ASSETS:
Paid-in-capital                                                                          $  1,083,155,645
Accumulated undistributed net investment income                                                    45,155
                                                                                         ----------------

        NET ASSETS                                                                       $  1,083,200,800
                                                                                         ================
NET ASSET VALUE PER SHARE,
1,083,199,950 shares outstanding (UNLIMITED SHARES AUTHORIZED OF $.01 PAR VALUE)         $           1.00
                                                                                         ================

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 2004

NET INVESTMENT INCOME:

INTEREST INCOME                                                                          $     13,419,268
                                                                                         ----------------

EXPENSES
Investment management fee                                                                       5,457,114
Distribution fee                                                                                1,273,461
Transfer agent fees and expenses                                                                  129,801
Professional fees                                                                                  58,445
Custodian fees                                                                                     58,255
Registration fees                                                                                  56,732
Shareholder reports and notices                                                                    36,839
Trustees' fees and expenses                                                                        23,409
Other                                                                                              32,992
                                                                                         ----------------

     TOTAL EXPENSES                                                                             7,127,048
                                                                                         ----------------

NET INVESTMENT INCOME                                                                    $      6,292,220
                                                                                         ================

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS

                                                                        FOR THE YEAR      FOR THE YEAR
                                                                            ENDED             ENDED
                                                                        JUNE 30, 2004     JUNE 30, 2003
                                                                       ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
Net investment income                                                  $     6,292,220   $    13,801,455
Net realized gain                                                                   --             1,458
                                                                       ---------------   ---------------

     NET INCREASE                                                            6,292,220        13,802,913
                                                                       ---------------   ---------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                                                       (6,291,908)      (13,801,110)
Net realized gain                                                                   --            (1,458)
                                                                       ---------------   ---------------

     TOTAL DIVIDENDS AND DISTRIBUTIONS                                      (6,291,908)      (13,802,568)
                                                                       ---------------   ---------------

Net decrease from transactions in shares of beneficial interest           (145,493,270)     (198,302,159)
                                                                       ---------------   ---------------

     NET DECREASE                                                         (145,492,958)     (198,301,814)

NET ASSETS:
Beginning of period                                                      1,228,693,758     1,426,995,572
                                                                       ---------------   ---------------

END OF PERIOD
(INCLUDING ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME OF
$45,155 AND $44,843, RESPECTIVELY)                                     $ 1,083,200,800   $ 1,228,693,758
                                                                       ===============   ===============

                        SEE NOTES TO FINANCIAL STATEMENTS

ACTIVE ASSETS GOVERNMENT SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2004


1. ORGANIZATION AND ACCOUNTING POLICIES
Active Assets Government Securities Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objectives are high current income, preservation of capital and liquidity. The Fund was organized as a Massachusetts business trust on March 30, 1981 and commenced operations on July 7, 1981.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- Portfolio securities are valued at amortized cost, which approximates market value.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. REPURCHASE AGREEMENTS -- The Fund may invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. FEDERAL INCOME TAX POLICY -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to shareholders as of the close of each business day.

F. USE OF ESTIMATES -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. INVESTMENT MANAGEMENT AGREEMENT
Pursuant to an Investment Management Agreement with Morgan Stanley Investment Advisors Inc. (the "Investment Manager"), the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.50% to the portion of daily net assets not exceeding $500 million; 0.425% to the portion of daily net assets exceeding $500 million but not exceeding $750 million; 0.375% to the portion of daily net assets exceeding $750 million but not exceeding $1 billion; 0.35% to the portion of daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.325% to the portion of daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.30% to the portion of daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.275% to the portion of daily net assets exceeding $2.5 billion but not exceeding $3 billion; and 0.25% to the portion of daily net assets exceeding $3 billion.

3. PLAN OF DISTRIBUTION
Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager, is the distributor of the Fund's shares and in accordance with a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act, finances certain expenses in connection with the promotion of sales of Fund shares.

Reimbursements for these expenses are made in monthly payments by the Fund to the Distributor, which will in no event exceed an amount equal to a payment at the annual rate of 0.15% of the Fund's average daily net assets during the month. Expenses incurred by the Distributor pursuant to the Plan in any fiscal year will not be reimbursed by the Fund through payments accrued in any subsequent fiscal year. For the year ended June 30, 2004, the distribution fee was accrued at the annual rate of 0.10%.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES
The cost of purchases and proceeds from sales/maturities of portfolio securities for the year ended June 30, 2004, aggregated $34,747,464,635 and $34,905,132,064, respectively.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. Aggregate pension costs for the year ended June 30, 2004, included in Trustees' fees and expenses in the Statement of Operations amounted to $7,361. At June 30, 2004, the Fund had an accrued pension liability of $59,586 which is included in accrued expenses in the Statement of Assets and Liabilities. On December 2, 2003, the Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003.

Effective April 1, 2004, the Fund began an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. SHARES OF BENEFICIAL INTEREST
Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                                                         FOR THE YEAR       FOR THE YEAR
                                                                             ENDED             ENDED
                                                                         JUNE 30, 2004     JUNE 30, 2003
                                                                        ---------------   ----------------
Shares sold                                                               6,114,878,629      6,396,600,275
Shares issued in reinvestment of dividends and distributions                  6,279,365         13,784,355
                                                                        ---------------   ----------------
                                                                          6,121,157,994      6,410,384,630
Shares redeemed                                                          (6,266,651,264)    (6,608,686,789)
                                                                        ---------------   ----------------
Net decrease in shares outstanding                                         (145,493,270)      (198,302,159)
                                                                        ===============   ================

6. LEGAL MATTERS
The Investment Manager, certain affiliates of the Investment Manager, certain officers of such affiliates and certain investment companies advised by the Investment Manager or its affiliates, including the Fund, are named as defendants in a number of similar class action complaints which were recently consolidated. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Manager and certain affiliates of the Investment Manager allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Manager or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Manager or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action and intend to otherwise vigorously defend it. While the Fund believes that it has meritorious defenses, the ultimate outcome of this matter is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of this matter.

ACTIVE ASSETS GOVERNMENT SECURITIES TRUST
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                            FOR THE YEAR ENDED JUNE 30,
                                                     ----------------------------------------------------------------------
                                                        2004           2003           2002           2001           2000
                                                     ----------     ----------     ----------     ----------     ----------
SELECTED PER SHARE DATA:
Net asset value, beginning of period                 $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
                                                     ----------     ----------     ----------     ----------     ----------

Net income from investment operations                     0.005          0.009          0.020          0.053          0.050

Less dividends from net investment income                (0.005)        (0.009)+       (0.020)+       (0.053)        (0.050)
                                                     ----------     ----------     ----------     ----------     ----------
Net asset value, end of period                       $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
                                                     ==========     ==========     ==========     ==========     ==========
TOTAL RETURN                                               0.50%          0.95%          2.01%          5.48%          5.17%

RATIOS TO AVERAGE NET ASSETS:
Expenses                                                   0.56%          0.55%          0.53%          0.56%          0.59%
Net investment income                                      0.49%          0.96%          1.96%          5.24%          5.03%

SUPPLEMENTAL DATA:
Net assets, end of period, in millions               $    1,083     $    1,229     $    1,427     $    1,603     $      932

----------
 +  INCLUDES CAPITAL GAIN DISTRIBUTION OF LESS THAN $0.001.

                       SEE NOTES TO FINANCIAL STATEMENTS

ACTIVE ASSETS GOVERNMENT SECURITIES TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
ACTIVE ASSETS GOVERNMENT SECURITIES TRUST:

We have audited the accompanying statement of assets and liabilities of Active Assets Government Securities Trust (the "Fund"), including the portfolio of investments, as of June 30, 2004, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2004, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Active Assets Government Securities Trust as of June 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
NEW YORK, NEW YORK
AUGUST 13, 2004

                       2004 FEDERAL TAX NOTICE (UNAUDITED)

          Of the Fund's ordinary income dividends paid during the fiscal year ended June 30, 2004, 53.73% was attributable to qualifying Federal obligations. Please consult your tax advisor to determine if any portion of the dividends you received is exempt from state income tax.

ACTIVE ASSETS GOVERNMENT SECURITIES TRUST
TRUSTEE AND OFFICER INFORMATION

INDEPENDENT TRUSTEES:

                                                                                               NUMBER OF
                                                                                              PORTFOLIOS
                                                     TERM OF                                    IN FUND
                                  POSITION(S)      OFFICE AND                                   COMPLEX              OTHER
   NAME, AGE AND ADDRESS OF        HELD WITH        LENGTH OF     PRINCIPAL OCCUPATION(S)      OVERSEEN          DIRECTORSHIPS
      INDEPENDENT TRUSTEE         REGISTRANT      TIME SERVED*     DURING PAST 5 YEARS**     BY TRUSTEE***      HELD BY TRUSTEE
-------------------------------  ---------------  -------------  --------------------------  --------------  --------------------
Michael Bozic (63)               Trustee          Since          Private Investor;           208             Director of Weirton
c/o Kramer Levin Naftalis &                       April 1994     Director or Trustee of                      Steel Corporation.
Frankel LLP                                                      the Retail Funds (since
Counsel to the Independent                                       April 1994) and the
Trustees                                                         Institutional Funds
919 Third Avenue                                                 (since July 2003);
New York, NY                                                     formerly Vice Chairman of
                                                                 Kmart Corporation
                                                                 (December 1998-October
                                                                 2000), Chairman and Chief
                                                                 Executive Officer of
                                                                 Levitz Furniture
                                                                 Corporation (November
                                                                 1995-November 1998) and
                                                                 President and Chief
                                                                 Executive Officer of
                                                                 Hills Department Stores
                                                                 (May 1991-July 1995);
                                                                 formerly variously
                                                                 Chairman, Chief Executive
                                                                 Officer, President and
                                                                 Chief Operating Officer
                                                                 (1987-1991) of the Sears
                                                                 Merchandise Group of
                                                                 Sears, Roebuck & Co.

Edwin J. Garn (71)               Trustee          Since          Managing Director of        208             Director of Franklin
c/o Summit Ventures LLC                           January 1993   Summit Ventures LLC;                        Covey (time
1 Utah Center                                                    Director or Trustee of                      management systems),
201 S. Main Street                                               the Retail Funds (since                     BMW Bank of North
Salt Lake City, UT                                               January 1993) and the                       America, Inc.
                                                                 Institutional Funds                         (industrial loan
                                                                 (since July 2003); member                   corporation), United
                                                                 of the Utah Regional                        Space Alliance (joint
                                                                 Advisory Board of Pacific                   venture between
                                                                 Corp.; formerly United                      Lockheed Martin and
                                                                 States Senator (R-Utah)                     the Boeing Company)
                                                                 (1974-1992) and Chairman,                   and Nuskin Asia
                                                                 Senate Banking Committee                    Pacific (multilevel
                                                                 (1980-1986), Mayor of                       marketing); member of
                                                                 Salt Lake City, Utah                        the board of various
                                                                 (1971-1974), Astronaut,                     civic and charitable
                                                                 Space Shuttle Discovery                     organizations.
                                                                 (April 12-19, 1985), and
                                                                 Vice Chairman, Huntsman
                                                                 Corporation (chemical
                                                                 company).

Wayne E. Hedien (70)             Trustee          Since          Retired; Director or        208             Director of The PMI
c/o Kramer Levin Naftalis &                       September      Trustee of the Retail                       Group Inc. (private
Frankel LLP                                       1997           Funds (since September                      mortgage insurance);
Counsel to the Independent                                       1997) and the                               Trustee and Vice
Trustees                                                         Institutional Funds                         Chairman of The Field
919 Third Avenue                                                 (since July 2003);                          Museum of Natural
New York, NY                                                     formerly associated with                    History; director of
                                                                 the Allstate Companies                      various other
                                                                 (1966-1994), most                           business and
                                                                 recently as Chairman of                     charitable
                                                                 The Allstate Corporation                    organizations.
                                                                 (March 1993-December
                                                                 1994) and Chairman and
                                                                 Chief Executive Officer
                                                                 of its wholly-owned
                                                                 subsidiary, Allstate
                                                                 Insurance Company (July
                                                                 1989-December 1994).

                                                                                               NUMBER OF
                                                                                              PORTFOLIOS
                                                     TERM OF                                    IN FUND
                                  POSITION(S)      OFFICE AND                                   COMPLEX              OTHER
   NAME, AGE AND ADDRESS OF        HELD WITH        LENGTH OF     PRINCIPAL OCCUPATION(S)      OVERSEEN          DIRECTORSHIPS
      INDEPENDENT TRUSTEE         REGISTRANT      TIME SERVED*     DURING PAST 5 YEARS**     BY TRUSTEE***      HELD BY TRUSTEE
-------------------------------  ---------------  -------------  --------------------------  --------------  --------------------
Dr. Manuel H. Johnson (55)       Trustee          Since          Senior Partner, Johnson     208             Director of NVR, Inc.
c/o Johnson Smick                                 July 1991      Smick International, Inc.,                  (home construction);
International, Inc.                                              a consulting firm;                          Chairman and Trustee
2099 Pennsylvania Avenue, N.W.                                   Chairman of the Audit                       of the Financial
Suite 950                                                        Committee and Director or                   Accounting Foundation
Washington, D.C.                                                 Trustee of the Retail                       (oversight
                                                                 Funds (since July 1991)                     organization of the
                                                                 and the Institutional                       Financial Accounting
                                                                 Funds (since July 2003);                    Standards Board);
                                                                 Co-Chairman and a founder                   Director of RBS
                                                                 of the Group of Seven                       Greenwich Capital
                                                                 Council (G7C), an                           Holdings (financial
                                                                 international economic                      holding company).
                                                                 commission; formerly Vice
                                                                 Chairman of the Board of
                                                                 Governors of the Federal
                                                                 Reserve System and
                                                                 Assistant Secretary of the
                                                                 U.S. Treasury.

Joseph J. Kearns (61)            Trustee          Since          President, Kearns &         209             Director of Electro
PMB754                                            July 2003      Associates LLC (investment                  Rent Corporation
23852 Pacific Coast Highway                                      consulting); Deputy                         (equipment leasing),
Malibu, CA                                                       Chairman of the Audit                       The Ford Family
                                                                 Committee and Director or                   Foundation, and the
                                                                 Trustee of the Retail                       UCLA Foundation.
                                                                 Funds (since July 2003)
                                                                 and the Institutional
                                                                 Funds (since August
                                                                 1994); previously Chairman
                                                                 of the Audit Committee of
                                                                 the Institutional Funds
                                                                 (October 2001-July 2003);
                                                                 formerly CFO of the J.
                                                                 Paul Getty Trust.

Michael E. Nugent (68)           Trustee          Since          General Partner of Triumph  208             Director of various
c/o Triumph Capital, L.P.                         July 1991      Capital, L.P., a private                    business
445 Park Avenue                                                  investment partnership;                     organizations.
New York, NY                                                     Chairman of the Insurance
                                                                 Committee and Director or
                                                                 Trustee of the Retail
                                                                 Funds (since July 1991)
                                                                 and the Institutional
                                                                 Funds (since July 2001);
                                                                 formerly Vice President,
                                                                 Bankers Trust Company and
                                                                 BT Capital Corporation
                                                                 (1984-1988).

Fergus Reid (71)                 Trustee          Since          Chairman of Lumelite        209             Trustee and Director
c/o Lumelite Plastics                             July 2003      Plastics Corporation;                       of certain investment
Corporation                                                      Chairman of the Governance                  companies in the
85 Charles Colman Blvd.                                          Committee and Director or                   JPMorgan Funds complex
Pawling, NY                                                      Trustee of the Retail                       managed by J.P. Morgan
                                                                 Funds (since July 2003)                     Investment Management
                                                                 and the Institutional                       Inc.
                                                                 Funds (since June 1992).

                                                                                               NUMBER OF
                                                                                              PORTFOLIOS
                                                     TERM OF                                   IN FUND
                                   POSITION(S)     OFFICE AND                                  COMPLEX               OTHER
   NAME, AGE AND ADDRESS OF        HELD WITH        LENGTH OF     PRINCIPAL OCCUPATION(S)      OVERSEEN          DIRECTORSHIPS
      INDEPENDENT TRUSTEE          REGISTRANT     TIME SERVED*     DURING PAST 5 YEARS**     BY TRUSTEE***      HELD BY TRUSTEE
-------------------------------  ---------------  -------------  --------------------------  --------------  --------------------
Charles A. Fiumefreddo (71)      Chairman of      Since          Chairman and Director or    208             None
c/o Morgan Stanley Trust         the Board        July 1991      Trustee of the Retail
Harborside Financial Center,     and Trustee                     Funds (since July 1991)
Plaza Two,                                                       and the Institutional
Jersey City, NJ                                                  Funds (since July 2003);
                                                                 formerly Chief Executive
                                                                 Officer of the Retail
                                                                 Funds (until September
                                                                 2002).

James F. Higgins (56)            Trustee          Since          Director or Trustee of the  208             Director of AXA
c/o Morgan Stanley Trust                          June 2000      Retail Funds (since June                    Financial, Inc. and
Harborside Financial Center,                                     2000) and the                               The Equitable Life
Plaza Two,                                                       Institutional Funds (since                  Assurance Society of
Jersey City, NJ                                                  July 2003); Senior Advisor                  the United States
                                                                 of Morgan Stanley (since                    (financial services).
                                                                 August 2000); Director of
                                                                 the Distributor and Dean
                                                                 Witter Realty Inc.;
                                                                 previously President and
                                                                 Chief Operating Officer of
                                                                 the Private Client Group
                                                                 of Morgan Stanley (May
                                                                 1999- August 2000), and
                                                                 President and Chief
                                                                 Operating Officer of
                                                                 Individual Securities of
                                                                 Morgan Stanley (February
                                                                 1997-May 1999).

----------
  * THIS IS THE EARLIEST DATE THE TRUSTEE BEGAN SERVING THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT ADVISORS INC. (THE "INVESTMENT MANAGER ") (THE "RETAIL FUNDS ").
 ** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICES AS DIRECTOR/TRUSTEE FOR THE RETAIL FUNDS AND THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT MANAGEMENT INC. AND MORGAN STANLEY AIP GP LP (THE "INSTITUTIONAL FUNDS") REFLECT THE EARLIEST DATE THE DIRECTOR/TRUSTEE BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS AS APPLICABLE.
*** THE FUND COMPLEX INCLUDES ALL OPEN-END AND CLOSED-END FUNDS (INCLUDING ALL OF THEIR PORTFOLIOS) ADVISED BY THE INVESTMENT MANAGER AND ANY FUNDS THAT HAVE AN INVESTMENT ADVISOR THAT IS AN AFFILIATED PERSON OF THE INVESTMENT MANAGER (INCLUDING BUT NOT LIMITED TO MORGAN STANLEY INVESTMENT MANAGEMENT INC.).

OFFICERS:

                                                  TERM OF
                              POSITION(S)       OFFICE AND
 NAME, AGE AND ADDRESS OF      HELD WITH         LENGTH OF
     EXECUTIVE OFFICER         REGISTRANT      TIME SERVED*             PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
---------------------------  ---------------  ---------------  --------------------------------------------------------------
Mitchell M. Merin (50)       President        Since May 1999   President and Chief Operating Officer of Morgan Stanley
1221 Avenue of the Americas                                    Investment Management Inc.; President, Director and Chief
New York, NY                                                   Executive Officer of the Investment Manager and Morgan
                                                               Stanley Services; Chairman and Director of the Distributor;
                                                               Chairman and Director of the Transfer Agent; Director of
                                                               various Morgan Stanley subsidiaries; President of the
                                                               Institutional Funds (since July 2003) and President of the
                                                               Retail Funds (since May 1999); Trustee (since July 2003) and
                                                               President (since December 2002) of the Van Kampen Closed-End
                                                               Funds; Trustee (since May 1999) and President (since October
                                                               2002) of the Van Kampen Open-End Funds.

Barry Fink (49)              Vice President   Since            General Counsel (since May 2000) and Managing Director (since
1221 Avenue of the Americas                   February 1997    December 2000) of Morgan Stanley Investment Management;
New York, NY                                                   Managing Director (since December 2000), Secretary (since
                                                               February 1997) and Director (since July 1998) of the
                                                               Investment Manager and Morgan Stanley Services; Vice
                                                               President of the Retail Funds; Assistant Secretary of Morgan
                                                               Stanley DW; Vice President of the Institutional Funds (since
                                                               July 2003); Managing Director, Secretary and Director of the
                                                               Distributor; previously Secretary (February 1997-July 2003)
                                                               and General Counsel (February 1997-April 2004) of the Retail
                                                               Funds; Vice President and Assistant General Counsel of the
                                                               Investment Manager and Morgan Stanley Services (February
                                                               1997-December 2001).

Ronald E. Robison (65)       Executive Vice   Since            Principal Executive Officer-Office of the Funds (since
1221 Avenue of the Americas  President and    April 2003       November 2003); Managing Director of Morgan Stanley & Co.
New York, NY                 Principal                         Incorporated, Managing Director of Morgan Stanley; Managing
                             Executive                         Director, Chief Administrative Officer and Director of the
                             Officer                           Investment Manager and Morgan Stanley Services; Chief
                                                               Executive Officer and Director of the Transfer Agent;
                                                               Managing Director and Director of the Distributor; Executive
                                                               Vice President and Principal Executive Officer of the
                                                               Institutional Funds (since July 2003) and the Retail Funds
                                                               (since April 2003); Director of Morgan Stanley SICAV (since
                                                               May 2004); previously President and Director of the
                                                               Institutional Funds (March 2001-July 2003) and Chief Global
                                                               Operations Officer and Managing Director of Morgan Stanley
                                                               Investment Management Inc.

Joseph J. McAlinden (61)     Vice President   Since July 1995  Managing Director and Chief Investment Officer of the
1221 Avenue of the Americas                                    Investment Manager and Morgan Stanley Investment Management
New York, NY                                                   Inc., Director of the Transfer Agent, Chief Investment
                                                               Officer of the Van Kampen Funds; Vice President of the
                                                               Institutional Funds (since July 2003) and the Retail Funds
                                                               (since July 1995).

Stefanie V. Chang (37)       Vice President   Since July 2003  Executive Director of Morgan Stanley & Co. Incorporated,
1221 Avenue of the Americas                                    Morgan Stanley Investment Management Inc., and the Investment
New York, NY                                                   Manager; Vice President of the Institutional Funds (since
                                                               December 1997) and the Retail Funds (since July 2003);
                                                               formerly practiced law with the New York law firm of Rogers &
                                                               Wells (now Clifford Chance US LLP).

                                                 TERM OF
                               POSITION(S)      OFFICE AND
 NAME, AGE AND ADDRESS OF       HELD WITH       LENGTH OF
     EXECUTIVE OFFICER         REGISTRANT      TIME SERVED*             PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
---------------------------  ---------------  ---------------  --------------------------------------------------------------
Francis J. Smith (38)        Treasurer and    Treasurer since  Executive Director of the Investment Manager and Morgan
c/o Morgan Stanley Trust     Chief Financial  July 2003 and    Stanley Services (since December 2001); previously Vice
Harborside Financial         Officer          Chief Financial  President of the Retail Funds (September 2002-July 2003),
Center,                                       Officer since    and Vice President of the Investment Manager and Morgan
Plaza Two,                                    September 2002   Stanley Services (August 2000-November 2001) and Senior
Jersey City, NJ                                                Manager at PricewaterhouseCoopers LLP (January 1998-August
                                                               2000).

Thomas F. Caloia (58)        Vice President   Since July 2003  Executive Director (since December 2002) and Assistant
c/o Morgan Stanley Trust                                       Treasurer of the Investment Manager, the Distributor and
Harborside Financial                                           Morgan Stanley Services; previously Treasurer of the Retail
Center,                                                        Funds (April 1989-July 2003); formerly First Vice President
Plaza Two,                                                     of the Investment Manager, the Distributor and Morgan Stanley
Jersey City, NJ                                                Services.

Mary E. Mullin (37)          Secretary        Since July 2003  Executive Director of Morgan Stanley & Co. Incorporated,
1221 Avenue of the Americas                                    Morgan Stanley Investment Management Inc. and the Investment
New York, NY                                                   Manager; Secretary of the Institutional Funds (since June
                                                               1999) and the Retail Funds (since July 2003); formerly
                                                               practiced law with the New York law firms of McDermott, Will &
                                                               Emery and Skadden, Arps, Slate, Meagher & Flom LLP.

----------
  * THIS IS THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL FUNDS. EACH OFFICER SERVES AN INDEFINITE TERM, UNTIL HIS OR HER SUCCESSOR IS ELECTED.
 ** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICE AS AN OFFICER FOR THE RETAIL AND INSTITUTIONAL FUNDS REFLECT THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS AS
     APPLICABLE.

                 (This page has been left blank intentionally.)

                 (This page has been left blank intentionally.)

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

OFFICERS
Charles A. Fiumefreddo
CHAIRMAN OF THE BOARD

Mitchell M. Merin
PRESIDENT

Ronald E. Robison
EXECUTIVE VICE PRESIDENT AND PRINCIPAL EXECUTIVE OFFICER

Barry Fink
VICE PRESIDENT

Joseph J. McAlinden
VICE PRESIDENT

Stefanie V. Chang
VICE PRESIDENT

Francis J. Smith
TREASURER AND CHIEF FINANCIAL OFFICER

Thomas F. Caloia
VICE PRESIDENT

Mary E. Mullin
SECRETARY

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020


This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(C)2004 Morgan Stanley

[MORGAN STANLEY LOGO]

[GRAPHIC]

                                                            MORGAN STANLEY FUNDS


                                       ACTIVE ASSETS GOVERNMENT SECURITIES TRUST


                                                                   ANNUAL REPORT
                                                                   JUNE 30, 2004


[MORGAN STANLEY LOGO]

RA04-00469P-Y06/04

Item 2. Code of Ethics.

(a) The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)  No information need be disclosed pursuant to this paragraph.

(c)  Not applicable.

(d)  Not applicable.

(e)  Not applicable.

(f)

     (1)    The Trust/Fund's Code of Ethics is attached hereto as Exhibit A.

     (2)    Not applicable.

     (3)    Not applicable.

Item 3. Audit Committee Financial Expert.

The Fund's Board of Trustees has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are "independent" Trustees: Dr. Manuel H. Johnson and Joseph J. Kearns. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g). Based on fees billed for the periods shown:

           2004

                                                          REGISTRANT        COVERED ENTITIES(1)
              AUDIT FEES                               $         26,761                     N/A

              NON-AUDIT FEES
                   AUDIT-RELATED FEES                  $            452(2)  $         3,225,276(2)
                   TAX FEES                            $          4,929(3)  $           610,053(4)
                   ALL OTHER FEES                      $              -     $                 -
              TOTAL NON-AUDIT FEES                     $          5,381     $         3,835,329

              TOTAL                                    $         32,142     $         3,835,329

           2003

                                                          REGISTRANT        COVERED ENTITIES(1)
              AUDIT FEES                               $         25,259                     N/A

              NON-AUDIT FEES
                   AUDIT-RELATED FEES                  $            684(2)  $           739,996(2)
                   TAX FEES                            $          4,357(3)  $           187,500(4)
                   ALL OTHER FEES                      $              -     $                 -(5)
              TOTAL NON-AUDIT FEES                     $          5,041     $           927,496

              TOTAL                                    $         30,300     $           927,496

         N/A- Not applicable, as not required by Item 4.

         (1) Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.
         (2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.
         (3) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant's tax returns.
         (4) Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities' tax returns.
         (5) All other fees represent project management for future business applications and improving business and operational processes.

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                                 AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                  MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

                          AS ADOPTED JULY 31, 2003(1)


1.   STATEMENT OF PRINCIPLES

     The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.

     The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("GENERAL PRE-APPROVAL"); or require the specific pre-approval of the Audit Committee or its delegate ("SPECIFIC PRE-APPROVAL"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

     The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

--------
(1) This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the "POLICY"), adopted as of the date above, supercedes and replaces all prior versions that may have been adopted from time to time.

     The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

     The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors' independence.

2.   DELEGATION

     As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

3.   AUDIT SERVICES

     The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

     In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

     The Audit Committee has pre-approved the Audit services in Appendix B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

4.   AUDIT-RELATED SERVICES

     Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

     The Audit Committee has pre-approved the Audit-related services in Appendix
B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

5.   TAX SERVICES

     The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services.

     Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

6.   ALL OTHER SERVICES

     The Audit Committee believes, based on the SEC's rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

     The Audit Committee has pre-approved the All Other services in Appendix
B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

7.   PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

     Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

8.   PROCEDURES

     All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

     The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial Officer or any member of management.

9.   ADDITIONAL REQUIREMENTS

     The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No.

1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

10.  COVERED ENTITIES

     Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

     MORGAN STANLEY RETAIL FUNDS
     Morgan Stanley Investment Advisors Inc.
     Morgan Stanley & Co. Incorporated
     Morgan Stanley DW Inc.
     Morgan Stanley Investment Management
     Morgan Stanley Investments LP
     Van Kampen Asset Management Inc.
     Morgan Stanley Services Company, Inc.
     Morgan Stanley Distributors Inc.
     Morgan Stanley Trust FSB

     MORGAN STANLEY INSTITUTIONAL FUNDS
     Morgan Stanley Investment Management Inc.
     Morgan Stanley Investments LP
     Morgan Stanley & Co. Incorporated
     Morgan Stanley Distribution, Inc.
     Morgan Stanley AIP GP LP
     Morgan Stanley Alternative Investment Partners LP

(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee's pre-approval policies and procedures (attached hereto).

(f)  Not applicable.

(g)  See table above.

(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and

Covered Entities is compatible with maintaining the auditors' independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

Applicable only for reports covering periods ending on or after the earlier of
(i) the first annual shareholder meeting after January 15, 2004 or (ii) October 31, 2004.

Item 6. [Reserved.]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to annual reports filed by closed-end funds.

Item 8. [Reserved.]


Item 9 - Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

  There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10 Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Active Assets Government Securities Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
August 19, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
August 19, 2004

/s/ Francis Smith
Francis Smith
Principal Financial Officer
August 19, 2004